Cash flow information (Details 1)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Investment properties	$ 0		$ 192,757,000,000	$ 383,250,000,000
Property, plant and equipment	0		78,694,000,000	(12,432,000,000)
Trading properties	0		12,610,000,000	382,000,000
Intangible assets	0		59,929,000,000	7,940,000,000
Investments in associates and joint ventures	0		79,438,000,000	6,200,000,000
Deferred income tax assets	0		931,000,000	0
Restricted assets	0		13,775,000,000	526,000,000
Income tax and MPIT credit	0		699,000,000	108,000,000
Trade and other receivables	0		115,924,000,000	(22,298,000,000)
Right-of-use assets	0		42,394,000,000	(9,795,000,000)
Investments in financial assets	0		51,889,000,000	33,359,000,000
Derivative financial instruments	0		603,000,000	(92,000,000)
Inventories	0		(7,727,000,000)	6,166,000,000
Group of assets held for sale	0		90,236,000,000	0
Borrowings	0		(697,452,000,000)	(216,942,000,000)
Lease liabilities	0		(38,857,000,000)	0
Deferred income tax liabilities	0		(26,665,000,000)	(49,767,000,000)
Trade and other payables	0		(50,426,000,000)	5,697,000,000
Lease liabilities	0		0	5,116,000,000
Provisions	0		(11,635,000,000)	141,000,000
Employee benefits	0		(1,023,000,000)	264,000,000
Derivative financial instruments	0		(1,023,000,000)	0
Salaries and social security liabilities	0		7,260,000,000	339,000,000
Group of liabilities held for sale		$ 0	(47,235)	0
Income tax expense	0		(977,000,000)	(264,000,000)
Net value of incorporated assets that do not affect cash	0		134,947,000,000	125,566,000,000
Cash and cash equivalents	0		(238,316,000,000)	(14,786,000,000)
Non-controlling interest	0		(102,520,000,000)	124,986,000,000
Goodwill	0		0	(927,000,000)
Net value of assets incorporated / intended for sale	0		(475,783,000,000)	234,839,000,000
Seller Financed Amount	0		0	0
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ 0		$ (475,783,000,000)	$ 234,839,000,000